Income and expenses - Finance Income and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Finance income
Finance income of related parties	$ 224	$ 74		$ 425
Other finance income	3,484	1,462		671
Finance income	3,708	1,536	[1]	1,096	[1]
Finance costs
Interest on debt instruments	28,961
Interest on loans and credit facilities	15,834	18,630		15,318
Interest on note and bill discounting	7,403	1,503		1,697
Interest on interest rate swaps	2,689	2,525		2,618
Interest on finance leases	2,917	3,186		3,656
Trade receivables securitization expense (Note 10)	7,256
Other finance costs	352	4,407		7,116
Finance costs	$ 65,412	$ 30,251	[1]	$ 30,405	[1]

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.